OTHER CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT FINANCIAL ASSETS
Schedule of breakdown of other current financial assets

		2020		2021
		Balance		Balance
		Foreign currency		Foreign currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Time deposits
Related parties
Bank Mandiri	Rp	—	180	—	160
	US$	5	70	5	71
BNI	Rp	—	60	—	20
	US$	20	278	—	—
BRI	Rp	—	120	—	—
	US$	14	197	—	—
BTN	US$	9	126	—	—
Subtotal			1,031		251
Third parties
Others (each below Rp75 billion)	Rp	—	18	—	18
	US$	5	71	5	73
Total time deposits			1,120		342

Escrow accounts	Rp	—	47	—	43
	US$	2	27	1	21
Total escrow accounts			74		64

Mutual funds
Related parties
PT Bahana TCW Investment
Management ("Bahana TCW")	Rp	—	77	—	78
Total mutual funds			77		78

Others (each below Rp75 billion)	Rp	—	—	—	9
	US$	2	32	—	—
Total others			32		9

Allowance for expected credit losses			(0)	—	(0)
Total other current financial assets			1,303		493

Schedule of interest rates on time deposits

	2020	2021
Rupiah	3.25% ‑ 6.50%	2.50% ‑ 3.75%
Foreign currency	0.15% ‑ 1.08%	0.06% ‑ 0.50%